Premises and Equipment - Rent Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Rent expense	$ 14	$ 14
2016	14
2017	$ 8